ASSETS HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets held for sale
Total assets held for sale	$ 543	$ 0
Coolidge generating station | Disposal group, not discontinued operations
Assets held for sale
Accounts receivable	6
Plant, property and equipment	537
Total assets held for sale	543
Liabilities related to assets held for sale
Other long-term liabilities	(3)
Total liabilities related to assets held for sale	$ (3)